Financial risk management (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 68,516	₨ 39,989
Working capital	121,095	87,841
Investment Mutual funds	38,180	16,751
Cash and cash equivalents	5,779	14,852		$ 70
Increase In Hedging Reserve Sensitivity Analysis	5,902	3,169	₨ 4,824
Decrease In Hedging Reserve Sensitivity Analysis	5,905	2,937	4,195
Increase In Profit From Contracts Sensitivity analysis	3,118	5,378	2,658
Decrease In Profit From Contracts Sensitivity Analysis	3,118	5,375	2,658
Borrowings	₨ 6,082	6,763
Percentage Of Depreciation Or Appreciation In Exchange Rate Used For Sensitivity Analysis	10.00%
Expected increase or decrease in the net profit from fluctuation in Exchange Rate by 10%	₨ 4,007	3,952
Percentage Of Increase Or Decrease In Floating Interest Rate Used For Sensitivity Analysis	10.00%
Expected increase or decrease in the net profit from floating interest rate fluctuation by 10%	₨ 37	89	₨ 37
Percentage decrease increase in exchange rates of each of the currencies underlying derivative contracts used for sensitivity analysis	10.00%
Term Deposits with Banks and Bonds [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method	₨ 17,739	12,562
Cash flow hedges [member]
Financial Risk Management [Line Items]
Borrowings	0	0
Floating interest rate [member] | Loan one [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 648	₨ 4,000
Borrowings, interest rate basis	CDI+1.2	3 Months India Treasury Bill less 5 bps
Floating interest rate [member] | Loan two [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 2,414	₨ 13,800
Borrowings, interest rate basis	TIIE+1.15	3 Months India Treasury Bill
Floating interest rate [member] | Loan three [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 411
Borrowings, interest rate basis		3 Months India Treasury Bill plus 25 bps
Floating interest rate [member] | Loan Four [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 1,137
Borrowings, interest rate basis		1 Month LIBOR + 80bps
Floating interest rate [member] | Loan Five [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 800
Borrowings, interest rate basis		CDI+1.79
Floating interest rate [member] | Loan Six [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 2,017
Borrowings, interest rate basis		TIIE+1.15
Unutilized credit limits [Member]
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 68,516	₨ 39,989